Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue		€ 4,450	€ 655
Other income		210	42
Research and development costs		(9,283)	(6,060)
General and administrative costs		(3,452)	(4,026)
Total operating costs		(12,735)	(10,086)
Operating result		(8,075)	(9,389)
Finance income and expense		488	(544)
Results related to financial liabilities measured at fair value through profit or loss		(68)	670
Result on derecognition of financial liabilities			408
Result before corporate income taxes		(7,655)	(8,855)
Income taxes		(3)
Result for the period		(7,658)	(8,855)
Other comprehensive income (foreign exchange differences on foreign operation)		191	(219)
Total comprehensive income		(7,467)	(9,074)
Result attributable to
Owners of the Company		(7,658)	(8,933)
Non-controlling interests			78
Result for the period		(7,658)	(8,855)
Total comprehensive income attributable to
Owners of the Company		(7,467)	(9,152)
Non-controlling interests			78
Total comprehensive income		€ (7,467)	€ (9,074)
Share information
Weighted average number of shares outstanding, basic	[1]	81,571,028	80,887,534
Weighted average number of shares outstanding, diluted		81,571,028	80,887,534
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	[1]	€ (0.09)	€ (0.11)
Diluted loss per share	[1]	€ (0.09)	€ (0.11)

[1]	For these periods the potential exercise of share options is not included in the diluted earnings per share as the Company was loss-making. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal